Intangible Assets, Net (Tables)	12 Months Ended
Jun. 30, 2026
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets, Net

Intangible assets, net consist of the following:

	As of June 30,
	2026	2025
	US$	US$

Digital assets	$2,080,000	$2,080,000
Less: accumulated amortization	(575,942)	(277,333)
Less: impairment(a)	(1,504,058)	—
Intangible assets, net	$—	$1,802,667

(a)

Following the launch of the new-generation AI modeling platform, high-quality digital models that previously required manual production can now be automatically generated within minutes via AI technology based on text or image prompts. This fundamental technological upgrade has caused a substantial decline in both the replacement cost and market licensing value of the Company’s general-purpose digital assets.

As of June 30, 2026, the Company concluded that the intangible assets were no longer expected to generate future economic benefits and that clear impairment indicators existed for such assets.

The Company performed recoverability tests on its intangible assets as of December 31, 2025 and June 30, 2026, by comparing the carrying amount of the asset group to the estimated future cash flows expected to be generated by the asset group. The test results indicated that the estimated future cash flows of the asset group were lower than its carrying amount, and thus the carrying amount of the asset group was unrecoverable. The Company recognized intangible asset impairment losses of $0.90 million and $0.60 million as of December 31, 2025 and June 30, 2026, respectively. For the fiscal year ended June 30, 2026, the Company recorded total intangible asset impairment losses of $1.50 million.

Fair-value measurement for the impaired intangible assets is classified within Level 3 of the fair-value hierarchy in accordance with ASC 820. The Company utilized the income approach for the Level 3 fair-value measurement. Significant unobservable inputs incorporated into the valuation model are projected future cash flows and the estimated remaining useful life for each respective asset group.